Subsequent Event	12 Months Ended
Dec. 31, 2025
Disney Hourly Savings and Investment Plan
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events The Plan Administrator has evaluated subsequent events through June 25, 2026, the date the financial statements were issued, and made any necessary adjustments and disclosures, as applicable.